Related Parties - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Information technology and infrastructure services [member]
Disclosure of transactions between related parties [line items]
Amount received on services rendered	$ 0	$ 1,000,000	$ 1,000,000
BAVARIA S.A. [member]
Disclosure of transactions between related parties [line items]
Sales with people with significant influence	33,000,000	19,000,000	13,000,000
Other income	1,000,000	$ 3,000,000
Grupo Modelo and Subsidiaries [member]
Disclosure of transactions between related parties [line items]
Name of acquiree		Grupo Modelo and its subsidiaries
United States defined benefit plans [member]
Disclosure of transactions between related parties [line items]
Other income	$ (12,000,000)	$ (12,000,000)	$ (12,000,000)